Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	Nature’s Miracle Holding Inc.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This registration statement contains two prospectuses, as set forth below. ● Public Offering Prospectus. A prospectus to be used for the public offering (the “Public Offering Prospectus”) of up to 29,032,258 Units, with each Unit consisting of one share of common stock, one Series A Warrant, and one Series B Warrant, and 29,032,258 Pre-funded Units, with each Pre-Funded Unit consisting of one Pre-Funded Warrant, one Series A Warrant, and one Series B Warrant, to be sold in a firm commitment underwritten offering through the underwriters named on the cover page of the Public Offering Prospectus. ● Resale Prospectus. A prospectus to be used for the resale by certain selling stockholders set forth in the section of the resale prospectus (the “Resale Prospectus”) entitled “Selling Stockholders” of 3,317,400 shares of common stock, including 2,924,150 outstanding shares and 393,250 shares issuable upon exercise of outstanding warrants. The Resale Prospectus is substantively identical to the Public Offering Prospectus, except for the following principal points: ● they contain different outside and inside front covers and back covers; ● they contain different “Offering” sections in the “Prospectus Summary” section beginning on page Alt-2; ● they contain different “Use of Proceeds” sections on page Alt-2; ● the “Capitalization” and “Dilution” sections in the Public Offering Prospectus are deleted from the Resale Prospectus; ● a “Selling Stockholders” section is included in the Resale Prospectus; ● the “Underwriting” section in the Public Offering Prospectus is deleted from the Resale Prospectus and a “Selling Stockholder Plan of Distribution” is inserted in its place in the Resale Prospectus; and ● the “Legal Matters” section in the Resale Prospectus on page Alt-6 deletes the reference to counsel for the underwriters. The Company has included in this registration statement a set of alternate pages after the back cover page of the Public Offering Prospectus (the “Alternate Pages”) to reflect the foregoing differences in the Resale Prospectus as compared to the Public Offering Prospectus. The Public Offering Prospectus will exclude the Alternate Pages and will be used for the public offering by the Company. The Resale Prospectus will be substantively identical to the Public Offering Prospectus except for the addition or substitution of the Alternate Pages, and such other changes as may be necessary to clarify references to the public offering or the resale offering and will be used for the resale offering by the selling stockholders.
Entity Central Index Key	0001947861
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE